Risk management - Schedule of exposure to risk, sovereign risk and exposure to other public sector entities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	€ 302,271
Sovereign risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	224,947	€ 198,627
Sovereign risk | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	38,785
Sovereign risk | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	35,187
Sovereign risk | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	150,975
Sovereign risk | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	62,008	56,293
Sovereign risk | Spain | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,852
Sovereign risk | Spain | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	112
Sovereign risk | Spain | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	58,044
Sovereign risk | Spain | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Portugal
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7,307	7,652
Sovereign risk | Portugal | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(659)
Sovereign risk | Portugal | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,199
Sovereign risk | Portugal | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	6,767
Sovereign risk | Portugal | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Italy
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	15,872	12,915
Sovereign risk | Italy | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,875
Sovereign risk | Italy | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	440
Sovereign risk | Italy | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	12,557
Sovereign risk | Italy | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Greece
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Sovereign risk | Greece | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Greece | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Greece | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Greece | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Ireland
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(38)	0
Sovereign risk | Ireland | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(38)
Sovereign risk | Ireland | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Ireland | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Ireland | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Rest Eurozone
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	14,381	6,212
Sovereign risk | Rest Eurozone | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,684
Sovereign risk | Rest Eurozone | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	254
Sovereign risk | Rest Eurozone | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	10,443
Sovereign risk | Rest Eurozone | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7,595	8,772
Sovereign risk | United Kingdom | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	907
Sovereign risk | United Kingdom | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,001
Sovereign risk | United Kingdom | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,687
Sovereign risk | United Kingdom | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Poland
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	20,813	14,286
Sovereign risk | Poland | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,141
Sovereign risk | Poland | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	6,339
Sovereign risk | Poland | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	13,333
Sovereign risk | Poland | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Rest of Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	534	954
Sovereign risk | Rest of Europe | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	8
Sovereign risk | Rest of Europe | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Rest of Europe | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	526
Sovereign risk | Rest of Europe | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	25,046	24,926
Sovereign risk | United States | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,783
Sovereign risk | United States | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,320
Sovereign risk | United States | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	15,943
Sovereign risk | United States | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Brazil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	26,165	26,641
Sovereign risk | Brazil | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	8,089
Sovereign risk | Brazil | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	9,533
Sovereign risk | Brazil | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	8,543
Sovereign risk | Brazil | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Mexico
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	25,914	21,642
Sovereign risk | Mexico | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	10,663
Sovereign risk | Mexico | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7,652
Sovereign risk | Mexico | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7,599
Sovereign risk | Mexico | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Chile
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	8,596	6,900
Sovereign risk | Chile | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	676
Sovereign risk | Chile | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,666
Sovereign risk | Chile | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,254
Sovereign risk | Chile | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Rest of America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	6,398	4,431
Sovereign risk | Rest of America | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,593
Sovereign risk | Rest of America | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,654
Sovereign risk | Rest of America | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,151
Sovereign risk | Rest of America | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,356	€ 7,003
Sovereign risk | Rest of the world | Financial assets held for trading and Financial assets designated as FV with changes in results
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	211
Sovereign risk | Rest of the world | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	17
Sovereign risk | Rest of the world | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,128
Sovereign risk | Rest of the world | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	€ 0